Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss Per Share
Schedule Of Weighted Average Number Of Shares

	Six months ended June 30
	2021	2020

Net loss	$(21,089,284)	$(235,441)
Less: discount accretion on preferred stock	(326,530)	—
Less: dividends accrued on preferred stock	(79,160)	—

Net loss available to common shareholders	$(21,494,974)	$(235,441)

Basic and diluted weighted-average shares outstanding	8,061,772	8,049,309

Basic and diluted net loss per share	$(2.67)	$(0.03)

	2020	2019

Net loss	$(1,139,072)	$(306,153)
Less: dividends accrued on preferred stock	(3,507)	—
Less: discount accretion on preferred stock	(13,321)	—

Net loss available to common shareholders	$(1,155,900)	$(306,153)

Basic and diluted weighted-average shares outstanding	8,048,194	6,587,361

Basic and diluted net loss per share	$(0.14)	$(0.05)

Schedule Of Weighted Average Number Of Shares Diluted

	June 30, 2021	June 30, 2020

Stock options	360,000	15,000
Preferred stock	940,405	—
Warrant	636,867	—
Prepaid stock issuance	—	275,000
Total	1,937,272	290,000